OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Security matters limited [member]
IfrsStatementLineItems [Line Items]
OTHER PAYABLES

NOTE 10 – OTHER PAYABLES:

	December 31, 2022	December 31, 2021

Employees, salaries and related liabilities	392	500
Related party	56	24
Liabilities for grants received (Note 19)	50	30
Accrued expenses	—	49
Derivative financial liability (Note 13)	—	32
Other	152	38
Total	650	673

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)